Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
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Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year)
Borrowings at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Unsubordinated borrowings	¥17,565,291	¥15,208,696
Subordinated borrowings	249,833	254,064
Liabilities associated with securitization transactions	1,227,590	1,272,714
Lease liabilities	380,641	385,888

Total borrowings	¥19,423,355	¥17,121,362